Earnings/(loss) per share - Computation of diluted earnings per share (Details) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Class A ordinary shares
Numerator:
Allocation of net income/(loss) attributable to Qudian Inc. for diluted computation	¥ 60,715,780	$ 8,318,027	¥ 27,952,696	¥ (268,552,622)
Reallocation of net income/(loss) attributable to Qudian Inc. as a result of conversion of Class B to Class A shares	31,015,615	4,249,122	11,180,843	(93,411,501)
Allocation of net income/(loss) attributable to Qudian Inc	¥ 91,731,395	$ 12,567,149	¥ 39,133,539	¥ (361,964,123)
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	119,370	119,370	153,790	182,530
Conversion of Class B to Class A ordinary shares	63,490	63,490	63,490	63,490
Adjustments for dilutive share options	4,920	4,920	4,940
Denominator used for diluted earnings per share	187,780	187,780	222,220	246,020
Earnings/(loss) per share - diluted | (per share)	¥ 0.49	$ 0.07	¥ 0.18	¥ (1.47)
Class B ordinary shares
Numerator:
Allocation of net income/(loss) attributable to Qudian Inc. for diluted computation	¥ 31,015,615	$ 4,249,122	¥ 11,180,843	¥ (93,411,501)
Allocation of net income/(loss) attributable to Qudian Inc	¥ 31,015,615	$ 4,249,122	¥ 11,180,843	¥ (93,411,501)
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	63,490	63,490	63,490	63,490
Denominator used for diluted earnings per share	63,490	63,490	63,490	63,490
Earnings/(loss) per share - diluted | (per share)	¥ 0.49	$ 0.07	¥ 0.18	¥ (1.47)